Quarterly Financial Data (Unaudited) (Restated)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited) (Restated)

Note 14 — Quarterly Financial Data (Unaudited) (Restated)

In lieu of filing amended Quarterly Report on Form 10-Q for the periods ended March 31, 2019, June 30, 2019, September 30, 2019, March 31, 2020, June 30, 2020, and September 30, 2020, the following tables represent the Company’s restated financial statements (unaudited) for each of the restated periods.

	As Previously		As
	Reported	Adjustments	Restated
Assets
Cash	$296,759	$-	$296,759
Prepaid assets	7,415	-	7,415
Total Current Assets	304,174	-	304,174
			-
Cash and investments held in Trust Account	116,012,861	-	116,012,861
Total Assets	$116,317,035	$-	$116,317,035

Liabilities and Shareholders’ Equity
Accounts payable and accrued expenses	$4,069	$-	$4,069
Promissory note - related party	300,000	-	300,000
Total Current Liabilities	304,069	-	304,069

Warrants liabilities	-	585,321	585,321
Deferred underwriting compensation	4,020,797	-	4,020,797
Total Liabilities	4,324,866	585,321	4,910,187

Commitments and Contingencies

Ordinary shares subject to possible redemption, 10,593,284 and 10,535,331 shares as previously reported and as restated, respectively, at conversion value of $10.10 per share	106,992,168	(585,326)	106,406,842

Shareholders’ Equity:
Preference shares, no par value, 100,000,000 shares authorized, none issued and outstanding	-	-	-
Ordinary shares, no par value; 300,000,000 shares authorized; 4,096,466 and 4,154,419 shares (excluding 10,593,284 and 10,535,331 shares subject to possible redemption) as previously reported and as restated, respectively	4,123,281	(80,246)	4,043,035
Retained earnings	876,720	80,251	956,971
Total Shareholders’ Equity	5,000,001	5	5,000,006

Total Liabilities and Shareholders’ Equity	$116,317,035	$-	$116,317,035

	Three Months Ended March 31, 2019
	As Previously		As
	Reported	Adjustments	Restated
Operating costs	$153,741	$-	$153,741
Loss from operations	(153,741)	-	(153,741)

Other income:
Interest income - bank	143	-	143
Interest income	688,610	-	688,610
Change in fair value of warrant liabilities	-	25,857	25,857
Total other income	688,753	25,857	714,610

Net income	535,012	25,857	560,869
Less: income attributable to ordinary shares subject to possible redemption	(634,967)	3,443	(631,524)
Adjusted net loss	$(99,955)	$29,300	$(70,655)

Basic and diluted weighted average shares outstanding (1)	4,086,448	60,874	4,147,322

Adjusted basic and diluted net loss per ordinary share	$(0.02)	$-	$(0.02)

(1)	Excludes an aggregate of up to 10,593,284 and 10,535,331 ordinary shares subject to possible redemption as previously reported and as restated, respectively, at March 31, 2019.

	As Previously		As
	Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net income	$535,012	$25,857	$560,869
Adjustments to reconcile net income to net cash used in operating activities:			-
Interest earned on investment held in Trust Account	(688,610)	-	(688,610)
Change in fair value of warrant liabilities	-	(25,857)	(25,857)
Changes in current assets and current liabilities:
Prepaid assets	6,347	-	6,347
Accounts payable and accrued expense	(6,020)	-	(6,020)
Due to related parties	(2,379)	-	(2,379)
Net Cash Used in Operating Activities	(155,650)	-	(155,650)

Net Decrease in Cash	(155,650)	-	(155,650)
Cash – Beginning of the period	452,409	-	452,409
Cash – Ending of period	$296,759	$-	$296,759

Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$535,015	$25,851	$560,866

ALBERTON ACQUISITION CORPORATION
BALANCE SHEET
JUNE 30, 2019

	As Previously		As
	Reported	Adjustments	Restated
Assets
Cash	$165,890	$-	$165,890
Prepaid assets	1,651	-	1,651
Total Current Assets	167,541	-	167,541
			-
Cash and investments held in Trust Account	116,706,912	-	116,706,912
Total Assets	$116,874,453	$-	$116,874,453

Liabilities and Shareholders’ Equity
Accounts payable and accrued expenses	$4,272	$-	$4,272
Promissory note - related party	300,000	-	300,000
Total Current Liabilities	304,272	-	304,272

Warrants liabilities	-	568,672	568,672
Deferred underwriting compensation	4,020,797	-	4,020,797
Total Liabilities	4,325,069	568,672	4,893,741

Commitments and Contingencies

Ordinary shares subject to possible redemption, 10,585,569 and 10,529,597 shares as previously reported and as restated, respectively, at conversion value of $10.16 per share	107,549,381	(568,677)	106,980,704

Shareholders’ Equity:
Preference shares no par value, 100,000,000 shares authorized, none issued and outstanding	-	-	-
Ordinary shares, no par value; 300,000,000 shares authorized; 4,104,181 and 4,160,153 shares (excluding 10,585,569 and 10,529,597 shares subject to possible redemption) as previously reported and as restated, respectively	3,566,068	(96,895)	3,469,173
Retained earnings	1,433,935	96,900	1,530,835
Total Shareholders’ Equity	5,000,003	5	5,000,008

Total Liabilities and Shareholders’ Equity	$116,874,453	$-	$116,874,453

	Three Months Ended June 30, 2019			Six Months Ended June 30, 2019
	As Previously		As	As Previously		As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Operating costs	$137,145	$-	$137,145	$290,886	$-	$290,886
Loss from operations	(137,145)	-	(137,145)	(290,886)	-	(290,886)

Other income:
Interest income - bank	309	-	309	452	-	452
Interest income	694,051	-	694,051	1,382,661	-	1,382,661
Change in fair value of warrant liabilities	-	16,649	16,649	-	42,506	42,506
Total other income	694,360	16,649	711,009	1,383,113	42,506	1,425,619

Net income	557,215	16,649	573,864	1,092,227	42,506	1,134,733
Less: income attributable to ordinary shares subject to possible redemption	(639,499)	3,332	(636,167)	(1,273,984)	6,637	(1,267,347)
Adjusted net loss	$(82,284)	$19,981	$(62,303)	$(181,757)	$49,143	$(132,614)

Basic and diluted weighted average shares outstanding (1)	4,104,181	50,238	4,154,419	4,091,485	59,405	4,150,890

Adjusted basic and diluted net loss per ordinary share	$(0.02)	$0.01	$(0.01)	$(0.04)	$0.01	$(0.03)

(1)	Excludes an aggregate of up to 10,585,569 and 10,529,597 ordinary shares subject to possible redemption as previously reported and as restated, respectively, at June 30, 2019.

	As Previously		As
	Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net income	$1,092,227	$42,506	$1,134,733
Adjustments to reconcile net income to net cash used in operating activities:			-
Interest earned on investment held in Trust Account	(1,382,661)	-	(1,382,661)
Change in fair value of warrant liabilities	-	(42,506)	(42,506)
Changes in current assets and current liabilities:
Prepaid assets	12,111	-	12,111
Accounts payable and accrued expense	(5,817)	-	(5,817)
Due to related parties	(2,379)	-	(2,379)
Net Cash Used in Operating Activities	(286,519)	-	(286,519)

Net Decrease in Cash	(286,519)	-	(286,519)
Cash – Beginning of the period	452,409	-	452,409
Cash – Ending of period	$165,890	$-	$165,890

Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$1,092,228	$42,500	$1,134,728

	As Previously		As
	Reported	Adjustments	Restated
Assets
Cash	$1,237,095	$-	$1,237,095
Total Current Assets	1,237,095	-	1,237,095
			-
Cash and investments held in Trust Account	117,324,145	-	117,324,145
Total Assets	$118,561,240	$-	$118,561,240

Liabilities and Shareholders’ Equity
Accounts payable and accrued expenses	$5,675	$-	$5,675
Promissory note	1,148,800	-	1,148,800
Promissory note - related party	300,000	-	300,000
Total Current Liabilities	1,454,475	-	1,454,475

Warrants liabilities	-	548,309	548,309
Deferred underwriting compensation	4,020,797	-	4,020,797
Total Liabilities	5,475,272	548,309	6,023,581

Commitments and Contingencies

Ordinary shares subject to possible redemption, 10,586,284 and 10,532,581 shares as previously reported and as restated, respectively, at conversion value of $10.21 per share	108,085,960	(548,309)	107,537,651

Shareholders’ Equity:
Preference shares, no par value, 100,000,000 shares authorized, none issued and outstanding	-	-	-
Ordinary shares, no par value; 300,000,000 shares authorized; 4,103,466 and 4,157,169 shares (excluding 10,586,284 and 10,532,581 shares subject to possible redemption) as previously reported and as restated, respectively	3,029,489	(117,263)	2,912,226
Retained earnings	1,970,519	117,263	2,087,782
Total Shareholders’ Equity	5,000,008	-	5,000,008

Total Liabilities and Shareholders’ Equity	$118,561,240	$-	$118,561,240

	Three Months Ended September 30, 2019			Nine Months Ended September 30, 2019
	As Previously		As	As Previously		As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Operating costs	$80,795	$-	$80,795	$371,681	$-	$371,681
Loss from operations	(80,795)	-	(80,795)	(371,681)	-	(371,681)

Other income:
Interest income - bank	146	-	146	598	-	598
Interest income	617,233	-	617,233	1,999,894	-	1,999,894
Change in fair value of warrant liabilities	-	20,363	20,363	-	62,869	62,869
Total other income	617,379	20,363	637,742	2,000,492	62,869	2,063,361

Net income	536,584	20,363	556,947	1,628,811	62,869	1,691,680
Less: income attributable to ordinary shares subject to possible redemption	(568,780)	2,901	(565,879)	(1,842,902)	9,399	(1,833,503)
Adjusted net loss	$(32,196)	$23,264	$(8,932)	$(214,091)	$72,268	$(141,823)

Basic and diluted weighted average shares outstanding (1)	4,104,181	55,972	4,160,153	4,095,763	57,758	4,153,521

Adjusted basic and diluted net loss per ordinary share	$(0.01)	$0.01	$(0.00)	$(0.05)	$0.02	$(0.03)

(1)	Excludes an aggregate of up to 10,586,284 and 10,532,581 ordinary shares subject to possible redemption as previously reported and as restated, respectively, at September 30, 2019.

	As Previously		As
	Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net income	$1,628,811	$62,869	$1,691,680
Adjustments to reconcile net income to net cash used in operating activities:			-
Interest earned on investment held in Trust Account	(1,999,894)	-	(1,999,894)
Change in fair value of warrant liabilities	-	(62,869)	(62,869)
Changes in current assets and current liabilities:
Prepaid assets	13,762	-	13,762
Accounts payable and accrued expense	(4,414)	-	(4,414)
Due to related parties	(2,379)	-	(2,379)
Net Cash Used in Operating Activities	(364,114)	-	(364,114)

Cash Flows from Financing Activities:
Proceeds from promissory note	1,148,800	-	1,148,800
Net Cash Provided by Financing Activities	1,148,800	-	1,148,800

Net Increase in Cash	784,686	-	784,686
Cash – Beginning of the period	452,409	-	452,409
Cash – Ending of period	$1,237,095	$-	$1,237,095

Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$1,628,807	$62,868	$1,691,675

	As Previously		As
	Reported	Adjustments	Restated
Assets
Cash	$11,178	$-	$11,178
Prepaid assets	48,625	-	48,625
Total Current Assets	59,803	-	59,803
			-
Cash and investments held in Trust Account	120,728,495	-	120,728,495
Total Assets	$120,788,298	$-	$120,788,298

Liabilities and Shareholders’ Equity
Accounts payable and accrued expenses	$105,043	$-	$105,043
Promissory note	1,648,800	-	1,648,800
Promissory note - related party	1,080,000	-	1,080,000
Total Current Liabilities	2,833,843	-	2,833,843

Warrants liabilities	-	516,901	516,901
Deferred underwriting compensation	4,020,797	-	4,020,797
Total Liabilities	6,854,640	516,901	7,371,541

Commitments and Contingencies

Ordinary shares subject to possible redemption, 10,364,762 and 10,315,581 shares as previously reported and as restated, respectively, at conversion value of $10.51 per share	108,933,649	(516,894)	108,416,755

Shareholders’ Equity:
Preference shares, no par value, 100,000,000 shares authorized, none issued and outstanding	-	-	-
Ordinary shares, no par value; 300,000,000 shares authorized; 4,324,988 and 4,374,169 shares (excluding 10,364,762 and 10,315,581 shares subject to possible redemption) as previously reported and as restated, respectively	2,181,800	(148,678)	2,033,122
Retained earnings	2,818,209	148,671	2,966,880
Total Shareholders’ Equity	5,000,009	(7)	5,000,002

Total Liabilities and Shareholders’ Equity	$120,788,298	$-	$120,788,298

	Three Months Ended March 31, 2020
	As Previously		As
	Reported	Adjustments	Restated
Operating costs	$149,055	$-	$149,055
Loss from operations	(149,055)	-	(149,055)

Other income:
Interest income - bank	827	-	827
Interest income	534,368	-	534,368
Change in fair value of warrant liabilities	-	16,418	16,418
Total other income	535,195	16,418	551,613

Net income	386,140	16,418	402,558
Less: income attributable to ordinary shares subject to possible redemption	(482,107)	2,298	(479,809)
Adjusted net loss	$(95,967)	$18,716	$(77,251)

Basic and diluted weighted average shares outstanding (1)	4,212,191	51,479	4,263,670

Adjusted basic and diluted net loss per ordinary share	$(0.02)	$-	$(0.02)

(1)	Excludes an aggregate of up to 10,364,762 and 10,315,581 ordinary shares subject to possible redemption as previously reported and as restated, respectively, at March 31, 2020.

	As Previously		As
	Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net income	$386,140	$16,418	$402,558
Adjustments to reconcile net income to net cash used in operating activities:			-
Interest earned on investment held in Trust Account	(534,368)	-	(534,368)
Change in fair value of warrant liabilities	-	(16,418)	(16,418)
Changes in current assets and current liabilities:
Prepaid assets	(40,292)	-	(40,292)
Accounts payable and accrued expense	91,344	-	91,344
Net Cash Used in Operating Activities	(97,176)	-	(97,176)

Cash Flows from Investing Activities:
Purchase of investment held in Trust Account	(1,148,800)	-	(1,148,800)
Net Cash Used in Investing Activities	(1,148,800)	-	(1,148,800)

Cash Flows from Financing Activities:
Proceeds from promissory note – related party	780,000	-	780,000
Net Cash Provided by Financing Activities	780,000	-	780,000

Net Decrease in Cash	(465,976)	-	(465,976)
Cash – Beginning of the period	477,154	-	477,154
Cash – Ending of period	$11,178	$-	$11,178

Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$386,139	$16,427	$402,566

	As Previously		As
	Reported	Adjustments	Restated
Assets
Cash	$9,289	$-	$9,289
Prepaid assets	36,010	-	36,010
Total Current Assets	45,299	-	45,299
			-
Cash and investments held in Trust Account	14,993,648	-	14,993,648
Total Assets	$15,038,947	$-	$15,038,947

Liabilities and Shareholders’ Equity
Accounts payable and accrued expenses	$156,574	$-	$156,574
Due to related party	100,005	-	100,005
Promissory note	1,748,800	-	1,748,800
Promissory note - related party	1,080,000	-	1,080,000
Total Current Liabilities	3,085,379	-	3,085,379

Warrants liabilities	-	510,839	510,839
Deferred underwriting compensation	4,020,797	-	4,020,797
Total Liabilities	7,106,176	510,839	7,617,015

Commitments and Contingencies

Ordinary shares subject to possible redemption, 276,676 and 228,484 shares as previously reported and as restated, respectively, at conversion value of $10.60 per share	2,932,762	(510,833)	2,421,929

Shareholders’ Equity:
Preference shares, no par value, 100,000,000 shares authorized, none issued and outstanding	-	-	-
Ordinary shares, no par value; 300,000,000 shares authorized; 4,339,562 and 4,387,754 shares (excluding 276,676 and 228,484 shares subject to possible redemption) as previously reported and as restated, respectively	2,303,569	(154,739)	2,148,830
Retained earnings	2,696,440	154,733	2,851,173
Total Shareholders’ Equity	5,000,009	(6)	5,000,003

Total Liabilities and Shareholders’ Equity	$15,038,947	$-	$15,038,947

	Three Months Ended June 30, 2020			Six Months Ended June 30, 2020
	As Previously		As	As Previously		As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Operating costs	$146,045	$-	$146,045	$295,100	$-	$295,100
Loss from operations	(146,045)	-	(146,045)	(295,100)	-	(295,100)

Other income:
Interest income - bank	5	-	5	832	-	832
Interest income	24,271	-	24,271	558,639	-	558,639
Change in fair value of warrant liabilities	-	6,062	6,062	-	22,480	22,480
Total other income	24,276	6,062	30,338	559,471	22,480	581,951

Net (loss) income	(121,769)	6,062	(115,707)	264,371	22,480	286,851
Less: income attributable to ordinary shares subject to possible redemption	(4,747)	827	(3,920)	(109,270)	19,050	(90,220)
Adjusted net loss	$(126,516)	$6,889	$(119,627)	$155,101	$41,530	$196,631

Basic and diluted weighted average shares outstanding (1)	4,324,988	49,181	4,374,169	4,268,590	50,330	4,318,920

Adjusted basic and diluted net loss per ordinary share	$(0.03)	$0.00	$(0.03)	$0.04	$0.01	$0.05

(1)	Excludes an aggregate of up to 276,676 and 228,484 ordinary shares subject to possible redemption as previously reported and as restated, respectively, at June 30, 2020.

	As Previously		As
	Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net income	$264,371	$22,480	$286,851
Adjustments to reconcile net income to net cash used in operating activities:			-
Interest earned on investment held in Trust Account	(558,639)	-	(558,639)
Change in fair value of warrant liabilities	-	(22,480)	(22,480)
Changes in current assets and current liabilities:
Prepaid assets	(27,677)	-	(27,677)
Accounts payable and accrued expense	142,875	-	142,875
Due to related party	100,005	-	100,005
Net Cash Used in Operating Activities	(79,065)	-	(79,065)

Cash Flows from Investing Activities:
Purchase of investment held in Trust Account	(1,268,800)	-	(1,268,800)
Cash withdrawn from Trust Account to pay redeeming shareholders	105,879,118	-	105,879,118
Net Cash Provided by Investing Activities	104,610,318	-	104,610,318

Cash Flows from Financing Activities:
Proceeds from promissory note – related party	780,000	-	780,000
Proceeds from promissory note	100,000	-	100,000
Redemption of ordinary shares	(105,879,118)	-	(105,879,118)
Net Cash Used in Financing Activities	(104,999,118)	-	(104,999,118)

Net Decrease in Cash	(467,865)	-	(467,865)
Cash – Beginning of the period	477,154	-	477,154
Cash – Ending of period	$9,289	$-	$9,289

Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$264,370	$22,488	$286,858

	As Previously		As
	Reported	Adjustments	Restated
Assets
Cash	$1,595	$-	$1,595
Prepaid assets	19,385	-	19,385
Total Current Assets	20,980	-	20,980
			-
Cash and investments held in Trust Account	15,174,028	-	15,174,028
Total Assets	$15,195,008	$-	$15,195,008

Liabilities and Shareholders’ Equity
Accounts payable and accrued expenses	$187,604	$-	$187,604
Due to related party	205,000	-	205,000
Promissory notes	1,868,800	-	1,868,800
Promissory note - related party	1,080,000	-	1,080,000
Total Current Liabilities	3,341,404	-	3,341,404

Warrants liabilities	-	495,105	495,105
Deferred underwriting compensation	4,020,797	-	4,020,797
Total Liabilities	7,362,201	495,105	7,857,306

Commitments and Contingencies

Ordinary shares subject to possible redemption, 264,008 and 217,866 shares as previously reported and as restated, respectively, at conversion value of $10.73 per share	2,832,801	(495,103)	2,337,698

Shareholders’ Equity:
Preference shares, no par value, 100,000,000 shares authorized, none issued and outstanding	-	-	-
Ordinary shares, no par value; 300,000,000 shares authorized; 4,352,230 and 4,398,372 shares (excluding 264,008 and 217,866 shares subject to possible redemption) as previously reported and as restated, respectively	2,403,530	(170,469)	2,233,061
Retained earnings	2,596,476	170,467	2,766,943
Total Shareholders’ Equity	5,000,006	(2)	5,000,004

Total Liabilities and Shareholders’ Equity	$15,195,008	$-	$15,195,008

	Three Months Ended September 30, 2020			Nine Months Ended September 30, 2020
	As Previously		As	As Previously		As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Operating costs	$100,347	$-	$100,347	$395,447	$-	$395,447
Loss from operations	(100,347)	-	(100,347)	(395,447)	-	(395,447)

Other income:
Interest income - bank	3	-	3	835	-	835
Interest income	380	-	380	559,019	-	559,019
Change in fair value of warrant liabilities	-	15,734	15,734	-	38,214	38,214
Total other income	383	15,734	16,117	559,854	38,214	598,068

Net (loss) income	(99,964)	15,734	(84,230)	164,407	38,214	202,621
Less: income attributable to ordinary shares subject to possible redemption	(71)	12	(59)	(104,313)	18,224	(86,089)
Adjusted net (loss) income	$(100,035)	$15,746	$(84,289)	$60,094	$56,438	$116,532

Basic and diluted weighted average shares outstanding (1)	4,339,562	48,192	4,387,754	4,292,420	48,465	4,340,885

Adjusted basic and diluted net (loss) income per ordinary share	$(0.02)	$0.00	$(0.02)	$0.01	$0.02	$0.03

(1)	Excludes an aggregate of up to 264,008 and 217,866 ordinary shares subject to possible redemption as previously reported and as restated, respectively, at September 30, 2020.

	As Previously		As
	Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net income	$164,407	$38,214	$202,621
Adjustments to reconcile net income to net cash used in operating activities:			-
Interest earned on investment held in Trust Account	(559,019)	-	(559,019)
Change in fair value of warrant liabilities	-	(38,214)	(38,214)
Changes in current assets and current liabilities:
Prepaid assets	(11,052)	-	(11,052)
Accounts payable and accrued expense	173,905	-	173,905
Due to related party	205,000	-	205,000
Net Cash Used in Operating Activities	(26,759)	-	(26,759)

Cash Flows from Investing Activities:
Purchase of investment held in Trust Account	(1,448,800)	-	(1,448,800)
Cash withdrawn from Trust Account to pay redeeming shareholders	105,879,118	-	105,879,118
Net Cash Provided by Investing Activities	104,430,318	-	104,430,318

Cash Flows from Financing Activities:
Proceeds from promissory note – related party	780,000	-	780,000
Proceeds from promissory note	220,000	-	220,000
Redemption of ordinary shares	(105,879,118)	-	(105,879,118)
Net Cash Used in Financing Activities	(104,879,118)	-	(104,879,118)

Net Decrease in Cash	(475,559)	-	(475,559)
Cash – Beginning of the period	477,154	-	477,154
Cash – Ending of period	$1,595	$-	$1,595

Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$164,409	$38,218	$202,627